OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets at fair value through profit or loss	£ 180,609	£ 206,771
Derivative financial instruments	24,753	22,051
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	(520,322)	(517,156)
Financial assets at fair value through other comprehensive income	23,154	28,137
Financial liabilities
Deposits from banks	7,266	7,647
Customer deposits	475,331	476,344
Repurchase agreements at amortised cost	(48,596)	(31,125)
Financial liabilities at fair value through profit or loss	17,755	23,123
Derivative financial instruments	24,042	18,060
Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	180,609	206,771
Loans and advances to banks	3,345	4,170
Loans and advances to customers	21,527	25,368
Debt securities	38,047	47,218
Gross assets and liabilities
Financial assets
Financial assets at amortised cost	(534,462)	(528,042)
Financial assets at fair value through other comprehensive income	23,154	28,137
Gross assets and liabilities | Deposits From Banks
Financial liabilities
Deposits from banks	7,266	7,647
Gross assets and liabilities | Customer deposits
Financial liabilities
Customer deposits	476,255	477,509
Gross assets and liabilities | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(40,846)
Gross assets and liabilities | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	38,038	42,036
Gross assets and liabilities | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	78,132	46,214
Gross assets and liabilities | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	200,892	225,684
Gross assets and liabilities | Derivative financial instruments
Financial assets
Derivative financial instruments	76,437	50,205
Gross assets and liabilities | Loans and advances to banks
Financial assets
Loans and advances to banks	10,632	7,001
Reverse repurchase agreements	55,675
Gross assets and liabilities | Loans and advances to customers
Financial assets
Loans and advances to customers	458,229	449,732
Gross assets and liabilities | Debt securities
Financial assets
Debt securities	9,926	6,835
Gross assets and liabilities | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		64,474
Gross assets and liabilities | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	168,828	191,850
Gross assets and liabilities | Reverse Repurchase Agreement | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	32,064	33,834
Gross assets and liabilities | Excluding Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,718	8,161
Gross assets and liabilities | Repurchase Agreement | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(59,406)
Gross assets and liabilities | Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	31,320	33,875
Amount offset in the balance sheet
Financial assets
Financial assets at amortised cost	(14,140)	(10,886)
Financial assets at fair value through other comprehensive income	0	0
Amount offset in the balance sheet | Deposits From Banks
Financial liabilities
Deposits from banks	0	0
Amount offset in the balance sheet | Customer deposits
Financial liabilities
Customer deposits	924	1,165
Amount offset in the balance sheet | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(9,721)
Amount offset in the balance sheet | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	20,283	18,913
Amount offset in the balance sheet | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	54,090	28,154
Amount offset in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	20,283	18,913
Amount offset in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments	51,684	28,154
Amount offset in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Reverse repurchase agreements	10,810
Amount offset in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	3,330	1,165
Amount offset in the balance sheet | Debt securities
Financial assets
Debt securities	0	0
Amount offset in the balance sheet | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		9,721
Amount offset in the balance sheet | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Amount offset in the balance sheet | Reverse Repurchase Agreement | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	20,283	18,913
Amount offset in the balance sheet | Excluding Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Amount offset in the balance sheet | Repurchase Agreement | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(10,810)
Amount offset in the balance sheet | Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	20,283	18,913
Net amount recognised in the balance sheet
Financial assets
Financial assets at amortised cost	(520,322)	(517,156)
Financial assets at fair value through other comprehensive income	23,154	28,137
Net amount recognised in the balance sheet | Deposits From Banks
Financial liabilities
Deposits from banks	7,266	7,647
Net amount recognised in the balance sheet | Customer deposits
Financial liabilities
Customer deposits	475,331	476,344
Net amount recognised in the balance sheet | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(31,125)
Net amount recognised in the balance sheet | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	17,755	23,123
Net amount recognised in the balance sheet | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	24,042	18,060
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	180,609	206,771
Net amount recognised in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments	24,753	22,051
Net amount recognised in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	10,632	7,001
Reverse repurchase agreements	44,865
Net amount recognised in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	454,899	448,567
Net amount recognised in the balance sheet | Debt securities
Financial assets
Debt securities	9,926	6,835
Net amount recognised in the balance sheet | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		54,753
Net amount recognised in the balance sheet | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	168,828	191,850
Net amount recognised in the balance sheet | Reverse Repurchase Agreement | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	11,781	14,921
Net amount recognised in the balance sheet | Reverse Repurchase Agreement | Loans and advances to banks
Financial assets
Loans and advances to banks	3,786	3,532
Net amount recognised in the balance sheet | Reverse Repurchase Agreement | Loans and advances to customers
Financial assets
Loans and advances to customers	41,079	51,221
Net amount recognised in the balance sheet | Excluding Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,718	8,161
Net amount recognised in the balance sheet | Repurchase Agreement | Deposits From Banks
Financial liabilities
Deposits from banks	33,009	30,085
Net amount recognised in the balance sheet | Repurchase Agreement | Customer deposits
Financial liabilities
Customer deposits	15,587	1,040
Net amount recognised in the balance sheet | Repurchase Agreement | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(48,596)
Net amount recognised in the balance sheet | Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	11,037	14,962
Cash collateral received/ pledged £m
Financial assets
Financial assets at amortised cost	(3,730)	(2,529)
Financial assets at fair value through other comprehensive income	0	0
Cash collateral received/ pledged £m | Deposits From Banks
Financial liabilities
Deposits from banks	2,169	5,678
Cash collateral received/ pledged £m | Customer deposits
Financial liabilities
Customer deposits	1,869	0
Cash collateral received/ pledged £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		0
Cash collateral received/ pledged £m | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Cash collateral received/ pledged £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	3,731	2,529
Cash collateral received/ pledged £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	87	20
Cash collateral received/ pledged £m | Derivative financial instruments
Financial assets
Derivative financial instruments	3,951	5,658
Cash collateral received/ pledged £m | Loans and advances to banks
Financial assets
Loans and advances to banks	2,823	1,731
Reverse repurchase agreements	0
Cash collateral received/ pledged £m | Loans and advances to customers
Financial assets
Loans and advances to customers	907	798
Cash collateral received/ pledged £m | Debt securities
Financial assets
Debt securities	0	0
Cash collateral received/ pledged £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		0
Cash collateral received/ pledged £m | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Cash collateral received/ pledged £m | Reverse Repurchase Agreement | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	87	20
Cash collateral received/ pledged £m | Excluding Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Cash collateral received/ pledged £m | Repurchase Agreement | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	0
Cash collateral received/ pledged £m | Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Non-cash collateral received/ pledged £m
Financial assets
Financial assets at amortised cost	(47,036)	(56,526)
Financial assets at fair value through other comprehensive income	6,202	4,981
Non-cash collateral received/ pledged £m | Deposits From Banks
Financial liabilities
Deposits from banks	0	0
Non-cash collateral received/ pledged £m | Customer deposits
Financial liabilities
Customer deposits	2,171	1,506
Non-cash collateral received/ pledged £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(31,125)
Non-cash collateral received/ pledged £m | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	11,037	14,962
Non-cash collateral received/ pledged £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	14,490	15,063
Non-cash collateral received/ pledged £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	12,821	17,357
Non-cash collateral received/ pledged £m | Derivative financial instruments
Financial assets
Derivative financial instruments	15,839	12,645
Non-cash collateral received/ pledged £m | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Reverse repurchase agreements	44,865
Non-cash collateral received/ pledged £m | Loans and advances to customers
Financial assets
Loans and advances to customers	2,171	1,506
Non-cash collateral received/ pledged £m | Debt securities
Financial assets
Debt securities	0	267
Non-cash collateral received/ pledged £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		54,753
Non-cash collateral received/ pledged £m | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,127	2,456
Non-cash collateral received/ pledged £m | Reverse Repurchase Agreement | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	11,694	14,901
Non-cash collateral received/ pledged £m | Excluding Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Non-cash collateral received/ pledged £m | Repurchase Agreement | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(48,596)
Non-cash collateral received/ pledged £m | Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	11,037	14,962
Potential net amounts if offset of related amounts permitted £m
Financial assets
Financial assets at amortised cost	(469,556)	(458,101)
Financial assets at fair value through other comprehensive income	16,952	23,156
Potential net amounts if offset of related amounts permitted £m | Deposits From Banks
Financial liabilities
Deposits from banks	5,097	1,969
Potential net amounts if offset of related amounts permitted £m | Customer deposits
Financial liabilities
Customer deposits	471,291	474,838
Potential net amounts if offset of related amounts permitted £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		0
Potential net amounts if offset of related amounts permitted £m | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,718	8,161
Potential net amounts if offset of related amounts permitted £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	5,821	468
Potential net amounts if offset of related amounts permitted £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	167,701	189,394
Potential net amounts if offset of related amounts permitted £m | Derivative financial instruments
Financial assets
Derivative financial instruments	4,963	3,748
Potential net amounts if offset of related amounts permitted £m | Loans and advances to banks
Financial assets
Loans and advances to banks	7,809	5,270
Reverse repurchase agreements	0
Potential net amounts if offset of related amounts permitted £m | Loans and advances to customers
Financial assets
Loans and advances to customers	451,821	446,263
Potential net amounts if offset of related amounts permitted £m | Debt securities
Financial assets
Debt securities	9,926	6,568
Potential net amounts if offset of related amounts permitted £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		0
Potential net amounts if offset of related amounts permitted £m | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	167,701	189,394
Potential net amounts if offset of related amounts permitted £m | Reverse Repurchase Agreement | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Potential net amounts if offset of related amounts permitted £m | Excluding Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,718	8,161
Potential net amounts if offset of related amounts permitted £m | Repurchase Agreement | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	0
Potential net amounts if offset of related amounts permitted £m | Repurchase Agreement | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	£ 0	£ 0